Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held (Tables)	12 Months Ended
Dec. 31, 2025
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Schedule of finance income (expense) from insurance contracts and reinsurance contract assets held

	2025	2024
Net finance income (expense) from insurance contracts
Interest accreted to insurance contracts(1)(3)	(1,856.9)	(2,027.7)
Effect of changes in interest rates and other financial assumptions	(593.7)	272.8
	(2,450.6)	(1,754.9)

Net finance income (expense) from reinsurance contract assets held
Interest accreted to reinsurance contract assets held(2)(3)	464.0	546.4
Effect of changes in interest rates and other financial assumptions	149.8	(71.4)
	613.8	475.0
Net finance expense from insurance contracts and reinsurance contract assets held	(1,836.8)	(1,279.9)
(1)	Primarily includes interest accretion on the opening balance of the LIC using discount rates in effect at the beginning of the year and interest accretion on incurred claims and other insurance service expenses recorded during the year using current period average discount rates.
(2)	Primarily includes interest accretion on the opening balance of the AIC using discount rates in effect at the beginning of the year and interest accretion on recoveries of incurred claims and other insurance service expenses recorded during the year using current period average discount rates.
(3)	The decrease in interest accreted to insurance contracts and reinsurance contract assets held in 2025 from 2024 primarily reflected the effects of decreased discount rates in effect at the beginning of the year as claims progressed toward settlement.

Schedule of net effects from changes in discount rates on insurance contracts and reinsurance contract assets held and net gains (losses) on bonds recognized in the consolidated statement of earnings

The table below presents the company’s net effects from changes in discount rates on insurance contracts and reinsurance contract assets held and net gains (losses) on bonds recognized in the consolidated statement of earnings for the years ended December 31, 2025 and 2024.

	2025	2024
Effect of changes in discount rates on total bonds (recognized in net gains (losses) on investments)	385.4	(731.3)
Effect of changes in discount rates on insurance contracts and reinsurance contract assets held (recognized in net finance income (expense) from insurance contracts and reinsurance contract assets held)	(443.9)	201.4
Net loss from changes in discount rates in the consolidated statement of earnings	(58.5)	(529.9)